Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Other Compensation-Related Matters
The Company grants stock options (which represent the right to purchase a specific number of shares of the Company’s Common Stock at a predetermined price, subject to vesting conditions) to certain executive staff, to align their incentives with the long-term interests of our stockholders, retain them for the long term, reward them for potential long-term contributions, and provide a total compensation opportunity commensurate with our performance. The Committee believes that given the smaller size of the Company, the direct impact that executive strategic decision making can have on growth, and the fact that the Company straddles various industries and has a unique business model and stock structure that is not replicated with other public companies, that the Company’s time-vested option grants are reflective of and incentivizing to performance and also the appropriate equity incentive (compared to RSUs or PSUs) for the Company’s executives. As mentioned above, the stock options granted to executive officers are considered as part of the overall compensation package, which when compared to the customized peer group, results in below median targeting. The Company does not otherwise maintain any written policies on the timing of awards of stock options or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company grants stock options (which represent the right to purchase a specific number of shares of the Company’s Common Stock at a predetermined price, subject to vesting conditions) to certain executive staff, to align their incentives with the long-term interests of our stockholders, retain them for the long term, reward them for potential long-term contributions, and provide a total compensation opportunity commensurate with our performance. The Committee believes that given the smaller size of the Company, the direct impact that executive strategic decision making can have on growth, and the fact that the Company straddles various industries and has a unique business model and stock structure that is not replicated with other public companies, that the Company’s time-vested option grants are reflective of and incentivizing to performance and also the appropriate equity incentive (compared to RSUs or PSUs) for the Company’s executives. As mentioned above, the stock options granted to executive officers are considered as part of the overall compensation package, which when compared to the customized peer group, results in below median targeting. The Company does not otherwise maintain any written policies on the timing of awards of stock options or similar instruments with option-like features.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false